UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21180______

_______BlackRock Florida Insured Municipal Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Insured Municipal Income Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock Florida Insured Municipal Income Trust (BAF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.3%
			Florida—149.1%
			Brd. of Ed.,
AAA	$ 9,000		GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	$ 9,534,780
AAA	8,640	[3]	Lottery Rev., Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,274,867
			Cap. Trust Agcy. Multi-Fam., American Oppty. Proj.,
Baa1	1,000		Ser. A, 5.875%, 6/01/38	06/13 @ 102	1,000,000
Baa3	990		Ser. C, 7.25%, 6/01/38	06/13 @ 102	978,981
NR	3,885		Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	4,152,677
AAA	7,000		Dept. of Transp., 5.00%, 7/01/27, FSA	07/12 @ 101	7,419,370
AAA	8,695		Gainesville Util. Sys., Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	9,166,530
A	8,500		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	9,315,490
AAA	7,580		Hillsborough Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	8,011,908
			Jacksonville,
AAA	8,000		Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,461,680
AAA	9,500		Sales Tax, 5.00%, 10/01/27, MBIA	10/13 @ 100	10,090,615
AAA	9,500		Transp., 5.00%, 10/01/31, MBIA	10/11 @ 100	9,917,905
NR	2,865		Jacksonville Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	3,011,803
AAA	1,480		Julington Creek Plantation Cmnty. Dev., Assmt. Rev., 5.00%, 5/01/29, MBIA	05/12 @ 101	1,560,986
AAA	9,000		Lake Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,494,910
AAA	26,935		Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	6,576,180
AAA	7,975		Orange Cnty., Sales Tax, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,470,567
AAA	2,000		Orange Cnty. Sch. Brd., COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,101,740
AAA	9,250		Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,792,235
AAA	4,000		Osceola Cnty. Sch. Brd., COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,327,680
			Palm Bay Util., FGIC,
AAA	4,015		Zero Coupon, 10/01/28	No Opt. Call	1,321,778
AAA	5,570		Zero Coupon, 10/01/31	No Opt. Call	1,557,205
AAA	9,200		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,650,616
AA-	5,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	5,320,650
AAA	9,500		Pinellas Cnty. Swr., 5.00%, 10/01/32, FSA	10/13 @ 100	10,022,025
NR	5,000		Polk Cnty. Util. Sys., 5.00%, 10/01/29, FGIC	10/13 @ 100	5,289,150
AAA	825	[4]	Port St. Lucie Util., 5.125%, 9/01/11, MBIA	N/A	913,217
AAA	2,945		Sarasota Cnty. Util. Sys., Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,209,844
NR	3,500		St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,649,205
AAA	2,000		Tampa Bay Wtr. Util. Sys., Ser. A, 5.00%, 10/01/28, FGIC	10/11 @ 100	2,099,320
			Tohopekaliga Wtr. Auth., Ser. B, FSA,
AAA	1,980		5.00%, 10/01/21	10/13 @ 100	2,137,885
AAA	1,000		5.00%, 10/01/23	10/13 @ 100	1,070,180
			Vlg. Cmnty. Dev. Dist. Assmt. Rev.,
NR5	45		Ser. B, 5.40%, 5/01/07	No Opt. Call	45,486
NR5	4,635		No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	5,024,108
AAA	12,000		Vlg. Cntr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	12,682,200

					196,653,773

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BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—7.2%
BBB	$ 9,405	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	$ 9,460,113

		Total Investments—156.3% (cost $195,671,6126)		$206,113,886
		Other assets in excess of liabilities—1.3%		1,741,614
		Preferred shares at redemption value, including dividends payable—(57.6)%		(76,005,207)

		Net Assets Applicable to Common Shareholders—100%		$131,850,293

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Securities, or a portion thereof, pledged as collateral with a value of $1,073,480 on 658 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $74,528,781, with an unrealized loss of $824,544.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Cost for Federal income purposes is $195,671,546. The net unrealized appreciation on a tax basis is $10,442,340 consisting of $10,453,358 gross unrealized appreciation and $11,018 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 82.9% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association

2

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Florida Insured Municipal Income Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005